UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07386
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
(Exact name of registrant as specified in charter)
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: December 31
Date of reporting period: November 30, 2005

Item 1. Reports to Shareholders.

HYPERION
2005
INVESTMENT
GRADE
OPPORTUNITY
TERM TRUST, INC.
Annual Report
November 30, 2005

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
For the Period Ended November 30, 2005

Dear Shareholder:

The Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the “Trust”) announced on September 24, 2004, that, as contemplated in its prospectus dated February 19, 1993, it had adopted a plan of liquidation and intended to distribute its net assets to shareholders on or about December 5, 2005. Shareholders of record on November 29, 2005 were paid a liquidating distribution based on a redemption price equal to the net asset value of the Trust’s shares on November 30, 2005, of $10.00. A Letter of Transmittal to be used in redeeming the Trust’s shares was sent to all shareholders who held shares in certificate form. All trading in the Trust’s shares on the New York Stock Exchange ceased on November 25, 2005.

We would like to thank the Trust’s shareholders for the opportunity to serve their investment interests, and wish them all the success in the future.

If you have any questions relating to the termination or distribution of the final assets of the Trust, please contact Shareholder Services at 1-800-HYPERION.

Sincerely,

CLIFFORD E. LAI

President,
Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.
President, Hyperion Capital Management, Inc.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Assets and Liabilities
November 30, 2005*

Assets:

Cash	$170,652,306

Total assets	170,652,306

Liabilities:

Accrued liquidation expense	500,000

Directors’ fees payable	24,461

Accrued expenses and other liabilities	188,515

Total liabilities	712,976

Net Assets (equivalent to $10.00 per share based on 16,993,933 shares issued and outstanding)	$169,939,330

Composition of Net Assets:

Capital stock, at par value ($.001) (Note 6)	$16,994

Additional paid-in capital (Note 6)	164,270,878

Accumulated undistributed net investment income	5,651,458

Net assets applicable to capital stock outstanding	$169,939,330

*	Date of termination of operations (Note 1)

See notes to financial statements.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Operations
For the Period Ended November 30, 2005*

Investment Income (Note 2):

Interest	$5,260,924

Expenses:

Investment advisory fee (Note 3)	1,000,040

Administration fee (Note 3)	245,962

Insurance	151,761

Auditing and tax services	105,315

Directors’ fees	80,192

Custodian	50,793

Transfer agency	28,383

Legal	28,290

Reports to shareholders	26,233

Registration fees	23,750

Liquidation expense	284,705

Miscellaneous	96,651

Total operating expenses	2,122,075

Fees waived by advisor and administrator (Note 3)	(458,395)

Net Expenses	1,663,680

Net investment income	3,597,244

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):

Net realized gain/loss on:

Investment transactions	17,895

Swap contracts	(2,186,151)

Net realized loss on investment transactions and swap contracts	(2,168,256)

Net change in unrealized appreciation/depreciation on:

Investments	(386,228)

Swap contracts	2,532,690

Net change in unrealized appreciation/depreciation on investments and swap contracts	2,146,462

Net realized and unrealized loss on investments and swap contracts	(21,794)

Net increase in net assets resulting from operations	$3,575,450

*	For the period from January 1, 2005 through November 30, 2005 — Date of termination of operations (Note 1).

See notes to financial statements.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC. Statements of Changes in Net Assets
	For the Period	For the Year	For the Year
	Ended	Ended	Ended
	November 30, 2005*	December 31, 2004	December 31, 2003

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$3,597,244	$4,721,005	$7,978,208

Net realized gain (loss) on investment transactions and swap contracts	(2,168,256)	446,715	1,439,892

Net change in unrealized appreciation/depreciation on investments and swap contacts	2,146,462	(1,848,212)	(4,520,717)

Net increase in net assets resulting from operations	3,575,450	3,319,508	4,897,383

Dividends to Shareholders (Note 2):

Net investment income	(492,824)	(2,803,999)	(5,805,644)

Capital Stock Transactions (Note 6):

Net asset value of shares issued through dividend reinvestment (6,358 shares)	—	—	62,229

Total increase (decrease) in net assets	3,082,626	515,509	(846,032)

Net Assets

Beginning of period	166,856,704	166,341,195	167,187,227

End of period (including undistributed net investment income of $5,651,458, $2,805,518, and $2,644,256, respectively)	$169,939,330	$166,856,704	$166,341,195

*	For the period from January 1, 2005 through November 30, 2005 — Date of termination of operations (Note 1).

See notes to financial statements.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Cash Flows
For the Period Ended November 30, 2005*

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$3,575,450

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Purchases of long-term portfolio investments	(126,221,250)

Proceeds from disposition of long-term portfolio investments and principal paydowns, net of paydown losses	325,381,861

Sales of short-term portfolio investments, net	10,998,629

Decrease in interest receivable	657,950

Decrease in receivable for investments sold and paydowns	7,949

Decrease in payable for investments purchased	(42,356,313)

Decrease in investment advisory fee payable	(91,848)

Decrease in administration fee payable	(23,288)

Increase in accrued expenses and other liabilities	409,426

Net amortization on investments	486,335

Unrealized depreciation on investments	386,228

Unrealized appreciation on swap contracts	(2,532,690)

Net realized loss on investment transactions	(17,895)

Net cash provided by operating activities	170,660,544

Cash flows used for financing activities:

Dividends paid to shareholders	(492,824)

Net cash used for financing activities	(492,824)

Net increase in cash	170,167,720

Cash at beginning of period	484,586

Cash at end of period	$170,652,306

*	For the period from January 1, 2005 through November 30, 2005 — Date of termination of operations (Note 1).

See notes to financial statements.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC. Financial Highlights
	For the
	Period Ended		For the Year Ended December 31,
	November 30,
	2005*		2004	2003	2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$9.82		$9.79	$9.84	$9.92	$9.69	$9.04

Net investment income	0.21		0.28	0.47	0.62	0.63	0.51

Net realized and unrealized gains (losses) on investments, short sales, futures transactions and swap contracts	(0.00	)**	(0.08)	(0.18)	(0.17)	0.15	0.55

Net increase in net asset value resulting from operations	0.21		0.20	0.29	0.45	0.78	1.06

Net effect of shares repurchased	—		—	—	—	—	0.00**

Dividends from net investment income	(0.03)		(0.17)	(0.34)	(0.53)	(0.55)	(0.41)

Net asset value, end of period	$10.00		$9.82	$9.79	$9.84	$9.92	$9.69

Market price, end of period	$10.0000		$9.7300	$9.6000	$9.8900	$9.6500	$8.6875

Total Investment Return+	2.97%	(1)	3.09%	0.55%	8.20%	17.87%	15.14%

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$169,939		$166,857	$166,341	$167,187	$168,474	$164,570

Operating expenses	1.38%	(2)	1.27%	1.13%	1.09%	1.05%	1.08%

Interest expense	—		0.03%	0.32%	0.82%	1.83%	3.08%

Total expenses	1.38%	(2)	1.30%	1.45%	1.91%	2.88%	4.16%
Net expenses	1.08%	(2)	1.30%	1.45%	1.91%	2.88%	4.16%

Net investment income	2.35%	(2)	2.83%	4.81%	6.12%	6.27%	5.62%

Portfolio turnover rate	190%	(1)	299%	173%	92%	112%	12%

*	For the period from January 1, 2005 through November 30, 2005 — Date of termination of operations (Note 1).

**	Rounds to less than $0.01.

+	Total investment return is based upon the New York Stock Exchange market price of the Trust’s shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan.

(1)	Not annualized.

(2)	Annualized.

See notes to financial statements.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes of Financial Statements
November 30, 2005 (Date of termination of operations — see Note 1.)

1.	The Trust

Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the “Trust”), which was incorporated under the laws of the State of Maryland on December 14, 1992, is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Trust had no transactions until February 17, 1993, when it sold 10,673 shares of common stock for $100,006 to Hyperion Capital Management, Inc. (the “Advisor”). The Trust expects to distribute substantially all of its net assets on or shortly before December 5, 2005 and thereafter to terminate.

The Trust’s investment objectives are to provide a high level of current income consistent with investing only in investment grade securities and to return at least $10.00 per share (the initial public offering price per share) to investors on or shortly before December 5, 2005. Investment grade securities are securities that are either (i) at the time of investment rated in one of the four highest rating categories of a nationally recognized rating agency (e.g., between AAA and BBB by Standard & Poor’s Corporation and Fitch IBCA, Inc. or between Aaa and Baa by Moody’s Investors Service, Inc.) or (ii) issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. No assurance can be given that the Trust’s investment objectives will be achieved.

After the end of the reporting period, the Trust distributed substantially all of its net assets to shareholders on December 5, 2005. The officers of the Advisor continue to formalize the Trust’s dissolution under Maryland law and its deregulation under the 1940 Act. The financial statements of the Trust have been prepared on a liquidation basis.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Trust are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities maybe valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Trust values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Trust, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

Options Written or Purchased: The Trust may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on the investment transaction.

The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements
November 30, 2005 (Date of termination of operations — see Note 1.)

The Trust purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Trust bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Trust will only write call options on positions held in its portfolio. The risk in writing a put option is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Trust may make short sales of securities as a method of hedging potential declines in similar securities owned. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

The Trust invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Trust may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Trust will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon a quotation from the market maker (which is typically the counterparty to the swap agreement) and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments of interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. In addition, the Trust has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. Such reclassifications had no effect on the Trust’s net asset value, either in total or per share, or its total increase in net assets from operations during any period. There were no interest rate swap agreements open as of November 30, 2005.

When-Issued Purchases and Forward Commitments: The Trust may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Trust makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Trust will meet its obligations from securities that are then maturing or sales of the securities identified as

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements
November 30, 2005 (Date of termination of operations — see Note 1.)

collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course are not treated by the Trust as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method.

Taxes: It is the Trust’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Trust declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Trust for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Trust invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: Through its custodian, the Trust receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Advisor as described in the Proxy Statement to Stockholders dated March 18, 2005 (the “Transaction”) the Fund entered in to an Investment Advisory Agreement (the “New Investment Advisor Agreement”) with the Advisor on April 28, 2005. The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Trust’s average weekly net assets. During the period ended November 30, 2005, the Advisor earned $1,000,040 in advisory fees, $367,412 of which were waived.

The Trust has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the “Administrator”). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Trust, including maintaining certain books and records of the Trust and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Trust with administrative office facilities. For these services, the Trust pays to the Administrator a monthly fee at an annual rate of 0.17% of the first $100 million of the Trust’s average weekly net assets, 0.145% of the next $150 million and 0.12% of any amounts above $250 million. During the period ended November 30, 2005, the Administrator earned $245,962 in administration fees, $90,983 of which were waived. The Administrator is responsible for any fees due the Sub-Administrator.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements
November 30, 2005 (Date of termination of operations — see Note 1.)

Starting August 1, 2005, the Advisor and Administrator voluntarily waived all of its fees under the New Investment Advisory Agreement and the Administration for the purposes of maintaining the Trust’s liquidation value at $10 a share.

Certain officers and directors of the Trust are officers and/or directors of the Advisor or the Administrator.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the period ended November 30, 2005 were $0 and $284,384,384, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the period ended November 30, 2005 were $126,221,250 and $40,851,964, respectively. For purposes of this footnote, U.S. Government securities include securities issued by the U.S. Treasury, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association and the Federal National Mortgage Association.

5.     Borrowings

The Trust may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Trust sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Trust unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Trust has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust may decline below the price of the securities the Trust has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust’s obligation to repurchase the securities, and the Trust’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At November 30, 2005, the Trust had no reverse repurchase agreements outstanding and none were entered into during the period.

6.     Capital Stock

There are 75 million shares of $0.001 par value common stock authorized. Of the 16,993,933 shares outstanding at November 30, 2005, the Advisor owned 10,673 shares.

The Trust had engaged in a stock repurchase program, whereby an amount of up to 30% of the outstanding common stock as of March 1998, or approximately 4.8 million shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For period ended November 30, 2005 and the years ended December 31, 2004 and December 31, 2003, no shares were repurchased. All shares repurchased have been, or will be, retired. Since the inception of the stock repurchase program 4,723,100 shares have been repurchased pursuant to this program at a cost of $37,671,129 and an average discount of 13.16% from its net asset value.

7.     Financial Instruments

The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, swap agreements and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period the Trust had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There were no written option or futures contracts activity for the period ended November 30, 2005.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements
November 30, 2005 (Date of termination of operations — see Note 1.)

8.     Federal Income Tax Information

The below information is based upon financial date and book/tax differences as of November 30, 2005.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

At November 30, 2005 the tax character of the $492,824 of distributions paid was entirely from ordinary income. During the year ended December 31, 2004, the tax character of the $2,803,999 of distributions paid was also entirely from ordinary income.

At November 30, 2005, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Tax ordinary income	$5,651,458

Upon termination of the Trust’s operations, $3,631,635 of its remaining capital loss carryforwards expired unutilized.

Capital Account Reclassification: At November 30, 2005, the Trust’s undistributed net investment income was reduced by $258,480 and accumulated net realized loss decreased by $3,872,822, with a net offsetting decrease to paid-in capital of $3,614,342. These adjustments were primarily the result of current year paydown reclassifications, retained tax-exempt income and the reclassifications of payments related to swaps and expired capital losses.

9.     Contractual Obligations

The Fund enters into contracts that have a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.     Change of Independent Registered Public Accounting Firm

In connection with the Transaction, PricewaterhouseCoopers LLP (“PwC”) was unable to conclude that it continued to be independent with respect to the Fund as a result of this acquisition by the ultimate parent corporation, Brascan Corp. that is now Brookfield Asset Management, Inc. PwC resigned as the Fund’s Independent Registered Public Accounting Firm, effective December 5, 2005. The Audit Committee of the Fund then submitted a recommendation to the Board of Directors to engage Briggs Bunting & Dougherty, LLP (“BBD”) as the Fund’s Independent Registered Public Accounting Firm for the period ended November 30, 2005. During the fiscal years ended December 31, 2004 and 2003, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, during the fiscal years ended December 31, 2004 and 2003 and through December 5, 2005, there were no disagreements between the Fund and PwC on accounting principles or practices, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

During the two most recent fiscal years and through December 5, 2005, the date the Board of Directors approved BBD as the Fund’s auditor, the Fund did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Fund provided PwC with a copy of these disclosures and has requested PwC to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, detailing the particular statements with which it does not agree.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. as of November 30, 2005, and the related statements of operations and cash flows, changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the two years ended December 31, 2004 and the financial highlights for each of the years in the five-year period ended December 31, 2004 have been audited by other auditors, whose report dated February 22, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Directors of the Trust approved a plan of liquidation on September 21, 2004 whereby, on December 5, 2005, the Trust distributed substantially all of its net assets to its shareholders. As a result, the financial statements have been prepared on a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. as of November 30, 2005, the results of its operations and cash flows, changes in its net assets and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Briggs, Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
January 11, 2006

TAX INFORMATION (Unaudited)

The Trust is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Trust’s fiscal year end (December 31, 2005) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all distributions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. None of the Trust’s distributions during the fiscal year ended December 31, 2005 were earned from U.S. Treasury obligations. None of the Trust’s distributions qualify for the dividends received deduction available to corporate shareholders.

A notification sent to shareholders with respect to calendar 2005, which reflected amounts to be used by calendar year taxpayers on their federal, state and local income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2006. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Trust.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of The Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the “Trust”).

	Position(s) Held with		Number of
	Trust and Term of	Principal Occupation(s) During Past	Portfolios in Trust
Name, Address	Office and Length of	5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Disinterested Director Class I Director to serve until Termination of the Trust:

Rodman L. Drake c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 62	Chairman Elected December 9, 2003 Director, since July 1989, Member of the Audit Committee, Chairman of Nominating and Compensation Committee Elected for Three Year Term	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital Inc. (“Crystal River”)(2005-Present); Director of Student Loan Corporation (“STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co- founder, Baringo Capital LLC (2002-Present); Director, Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director, Animal Medical Center (2002-Present); Director and/or Lead Director, Parsons Brinckerhoff, Inc. (1995-Present); Trustee of Excelsior Funds (32) (1994-Present).	5

Disinterested Director Class II Directors to serve until Termination of the Trust:

Robert F. Birch c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 69	Director since December 1998, Member of the Audit Committee, Member of Nominating and Compensation Committee, Member of Executive Committee Elected for Three Year Term	Director of several investment companies advised by the Advisor or by its affiliates (1998-Present); Chairman and President, New America High Income Fund (1992-Present); Director, Brandywine Funds (3) (2001 to Present).	5

Interested Director Class III Director to serve until Termination of the Trust:

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	Director since December 2003 Elected until 2005 Member of Executive Committee Elected for Three Year Term	President (1998-Present), Managing Partner (April 2005-Present) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River (2005-Present); Co-Chairman (2003-Present) and Board of Managers (1995-Present) of Hyperion GMAC Capital Advisors, LLC (“Hyperion/GMAC,” and formerly Lend Lease Hyperion Capital, LLC); President and Director of several investment companies advised by the Advisor (1993-Present).	5

*	Interested person as defined in the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Trust

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Trust	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	President	Elected Annually Since April 1993	Please see previous page.
John Dolan* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	Vice President	Elected Annually Since March 1998	Managing Partner (April 2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River (2005-Present).

Daniel S. Kim* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 37	Chief Compliance Officer (“CCO”) & Secretary	Elected Annually CCO Since September 2004 and Secretary Since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005- Present) of the Advisor; Secretary (January 2005-Present) and CCO (September 2004- Present) of several investment companies advised by the Advisor; Secretary (January 2005-Present) and CCO (September 2004-Present) of Hyperion/GMAC; Assistant Secretary of Crystal River (2005-Present), Assistant General Counsel (May 2001-August 2004) of Oak Hill Capital Management; Assistant General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) Arkin, Kaplan & Cohen.

Thomas F. Doodian* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 46	Treasurer	Elected Annually Since February 1998	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (February 1998-Present); Treasurer of Hyperion/GMAC (1996-Present).

The Trust’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

*	Interested person as defined in the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

(This page intentionally left blank)

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
For General Information about the Fund:
1-(800)-HYPERION

SUB-ADMINISTRATOR

STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST
COMPANY
Investor Relations Department
59 Maiden Lane
New York, New York 10038
For Shareholder Services:
1-800-937-5449

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

BRIGGS, BUNTING & DOUGHERTY, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, NW
Washington, District of Columbia 20006

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

Quarterly Portfolio Schedule: The Trust will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1 (800) SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1 (800) HYPERION or on the Fund’s website at http://www.hyperioncapital.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1 (800) 497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending November 30, 2005 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1 (800) 497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Rodman L. Drake* Chairman Robert F. Birch* Director Clifford E. Lai Director and President John Dolan Vice President Thomas F. Doodian Treasurer Daniel Kim CCO and Secretary

* Audit Committee Members

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Hyperion 2005 Investment Grade
Opportunity Term Trust, Inc.
One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Daniel Kim at 1-800-HYPERION or by writing to Mr. Kim at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on its audit committee, and their names are Rodman L. Drake and Robert F. Birch. Mr. Drake and Mr. Birch are both independent.
Item 4. Principal Accountant Fees and Services.
Audit Fees
     For the period ended November 30, 2005, PriceWaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees of $119,233 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders and included in the Registrant’s semi-annual report to shareholders.
     For the fiscal year ended December 31, 2004, PwC billed the Registrant aggregate fees of $105,000 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders and included in the Registrant’s semi-annual report to shareholders.
Tax Fees
     For the period ended November 30, 2005, PwC billed the Registrant aggregate fees of $8,500 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     For the fiscal year ended December 31, 2004, PwC billed the Registrant aggregate fees of $8,500 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
Audit-Related Fees
     For the period ended November 30, 2005, PwC billed the Registrant aggregate fees of $3,600 for assurance and related services reasonably related to the audit of the Registrant’s annual financial statements. The nature of the services comprising the Audit-Related Fees was administrative costs to PwC related to its completion of the audit of the Registrant’s annual financial statements.
     For the fiscal year ended December 31, 2004, there were no Audit-Related Fees.
All Other Fees for 2005 and 2004
     None.
Item 5. Audit Committee of Listed Registrants.
     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant’s Audit Committee members include Rodman L. Drake and Robert F. Birch.
Item 6. Schedule of Investments.
     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
POLICIES AND PROCEDURES FOR VOTING PROXIES
     1. Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Funds. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Funds.
     2. Definition of Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter.
     3. Policy for Voting Proxies.
     (a) Fiduciary Considerations. Proxies are voted solely in the interests of the shareholders of the Funds. Any conflict of interest must be resolved in the way that will most benefit the shareholders.
     (b) Management Recommendations. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.
     The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Funds’ shareholders.
     4. Conflicts of Interest. The Funds recognize that under certain circumstances their Adviser may have a conflict of interest in voting proxies on behalf of the Funds. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors for the Fund. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.
     5. Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
     6. Non-routine Proposals.
     (a) Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.
     (b) Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.
     7. Proxy Manager Approval. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager. The chief investment officer or his delegatee shall be the proxy manager.
     8. Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.
     9. Report to the Board. On a quarterly basis, the proxy manager or his designee will report in writing to the Boards of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
     (a)      The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
     (b)      As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) None.
          (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
          (3) None.
     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
By: /s/ Clifford E. Lai
       Clifford E. Lai
       Principal Executive Officer
Date: February 8, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Clifford E. Lai
       Clifford E. Lai
       Principal Executive Officer
Date: February 8, 2006
By: /s/ Thomas F. Doodian
       Thomas F. Doodian
       Treasurer and Principal Financial Officer
Date: February 8, 2006